Basis of Presentation and Summary of Significant Accounting Policies - Long-lived assets (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of intangibles	$ 72,183,000	$ 283,747,000
Number of reporting units | item	1
Goodwill impairment	$ 0	0
IPR&D
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment, finite-lived	$ 28,900,000
Intangible asset impairment, indefinite-lived		$ 0
Minimum
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful life	3 years
Maximum
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful life	15 years